Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Earnings Per Share [Abstract]
Ordinary shares issued to the depositary		187,933,720
Ordinary shares to settle share-based compensation	187,933,720
Ordinary shares are legally issued and not outstanding	187,933,720